Average Annual Total Returns	0 Months Ended
Aug. 01, 2011
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | Class A
Average Annual Return:
1 Year	19.62%
5 Year	7.36%
10 Year	1.28%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	19.62%
5 Year	7.36%
10 Year	1.28%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	12.75%
5 Year	6.38%
10 Year	1.09%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | Class B
Average Annual Return:
1 Year	21.16%
5 Year	7.52%
10 Year	1.35%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | Class C
Average Annual Return:
1 Year	25.04%
5 Year	7.80%
10 Year	1.10%
Inception Date of Share Class	Sep. 18, 2000
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.65%
5 Year	5.83%
10 Year	(0.86%)
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | Class A
Average Annual Return:
1 Year	0.61%
5 Year	none
10 Year	3.27%
Inception Date of Share Class	Dec. 22, 1999
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.61%
5 Year	(0.39%)
10 Year	2.78%
Inception Date of Share Class	Dec. 22, 1999
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.39%
5 Year	(0.04%)
10 Year	2.70%
Inception Date of Share Class	Dec. 22, 1999
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | Class B
Average Annual Return:
1 Year	0.88%
5 Year	0.08%
10 Year	3.36%
Inception Date of Share Class	Dec. 22, 1999
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | Class C
Average Annual Return:
1 Year	4.88%
5 Year	0.45%
10 Year	3.13%
Inception Date of Share Class	Dec. 22, 1999
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Health Care Fund) | S&P 1500 Supercomposite Healthcare Sector Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.20%
5 Year	2.27%
10 Year	0.52%
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | Class A
Average Annual Return:
1 Year	29.91%
5 Year	20.21%
10 Year	27.78%
Inception Date of Share Class	Jan. 20, 1998
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	26.62%
5 Year	18.97%
10 Year	26.89%
Inception Date of Share Class	Jan. 20, 1998
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	21.26%
5 Year	17.46%
10 Year	25.43%
Inception Date of Share Class	Jan. 20, 1998
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | Class B
Average Annual Return:
1 Year	31.80%
5 Year	20.57%
10 Year	27.89%
Inception Date of Share Class	Jan. 30, 1978
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | Class C
Average Annual Return:
1 Year	35.82%
5 Year	20.75%
10 Year	27.59%
Inception Date of Share Class	Jan. 29, 1998
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.93%
5 Year	13.60%
10 Year	20.36%
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class A
Average Annual Return:
1 Year	(2.87%)
5 Year	4.14%
10 Year	2.61%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(3.22%)
5 Year	3.02%
10 Year	1.53%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.43%)
5 Year	3.20%
10 Year	1.72%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class B
Average Annual Return:
1 Year	(2.65%)
5 Year	4.26%
10 Year	2.69%
Inception Date of Share Class	Jan. 04, 1994
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Class C
Average Annual Return:
1 Year	1.33%
5 Year	4.59%
10 Year	2.46%
Inception Date of Share Class	Sep. 02, 1994
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Retail) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.46%
5 Year	3.90%
10 Year	0.78%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class
Average Annual Return:
1 Year	27.16%
5 Year	8.66%
10 Year	1.89%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	27.16%
5 Year	8.66%
10 Year	1.89%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	17.65%
5 Year	7.53%
10 Year	1.63%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.65%
5 Year	5.83%
10 Year	(0.86%)
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Health Care Fund) | Administrator Class
Average Annual Return:
1 Year	6.97%
5 Year	1.45%
10 Year	4.16%
Inception Date of Share Class	Dec. 22, 1999
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Health Care Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	6.97%
5 Year	1.06%
10 Year	3.67%
Inception Date of Share Class	Dec. 22, 1999
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Health Care Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.53%
5 Year	1.20%
10 Year	3.48%
Inception Date of Share Class	Dec. 22, 1999
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Health Care Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Health Care Fund) | S&P 1500 Supercomposite Healthcare Sector Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.20%
5 Year	2.27%
10 Year	0.52%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class
Average Annual Return:
1 Year	38.12%
5 Year	21.95%
10 Year	28.87%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	34.52%
5 Year	20.67%
10 Year	27.93%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	26.71%
5 Year	19.03%
10 Year	26.45%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.93%
5 Year	13.60%
10 Year	20.36%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Administrator Class
Average Annual Return:
1 Year	3.29%
5 Year	5.62%
10 Year	3.49%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.88%
5 Year	4.44%
10 Year	2.33%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.64%
5 Year	4.47%
10 Year	2.44%
Inception Date of Share Class	Jul. 30, 2010
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Administrator) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.46%
5 Year	3.90%
10 Year	0.78%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class
Average Annual Return:
1 Year	38.21%
5 Year	21.97%
10 Year	28.88%
Inception Date of Share Class	Feb. 29, 2000
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	34.62%
5 Year	20.69%
10 Year	27.94%
Inception Date of Share Class	Feb. 29, 2000
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	26.77%
5 Year	19.05%
10 Year	26.45%
Inception Date of Share Class	Feb. 29, 2000
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	29.93%
5 Year	13.60%
10 Year	20.36%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Precious Metals Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Institutional Class
Average Annual Return:
1 Year	3.43%
5 Year	5.65%
10 Year	3.50%
Inception Date of Share Class	Feb. 28, 1994
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.03%
5 Year	4.47%
10 Year	2.34%
Inception Date of Share Class	Feb. 28, 1994
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.73%
5 Year	4.49%
10 Year	2.45%
Inception Date of Share Class	Feb. 28, 1994
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Institutional) | (Wells Fargo Advantage Utility & Telecommunications Fund) | S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.46%
5 Year	3.90%
10 Year	0.78%
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class
Average Annual Return:
1 Year	27.02%
5 Year	8.50%
10 Year	1.75%
Inception Date of Share Class	Apr. 08, 2005
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	27.02%
5 Year	8.50%
10 Year	1.75%
Inception Date of Share Class	Apr. 08, 2005
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	17.56%
5 Year	7.39%
10 Year	1.51%
Inception Date of Share Class	Apr. 08, 2005
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WFA Specialty Funds - Investor) | (Wells Fargo Advantage Specialized Technology Fund) | S&P North American Technology TR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.65%
5 Year	5.83%
10 Year	(0.86%)